Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Ultra Short Tax-Free Fund

BMO Short Tax-Free Fund

BMO Intermediate Tax-Free Fund

BMO Tax-Free Money Market Fund

Supplement dated May 18, 2015 to the Prospectus dated December 29, 2014, as supplemented

February 6, 2015, February 9, 2015, April 7, 2015, and April 21, 2015

The information in the Prospectus under “Fund Summary – BMO Ultra Short Tax-Free Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. John D. Boritzke and Craig J. Mauermann co-manage the Fund. Mr. Boritzke, Head of Tax-Exempt Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has co-managed the Fund since May 2015. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since its inception in 2009.

The information in the Prospectus under “Fund Summary – BMO Short Tax-Free Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. John D. Boritzke and Craig J. Mauermann co-manage the Fund. Mr. Boritzke, Head of Tax-Exempt Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has co-managed the Fund since May 2015. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since May 2015.

The information in the Prospectus under “Fund Summary – BMO Intermediate Tax-Free Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. John D. Boritzke and Craig J. Mauermann co-manage the Fund. Mr. Boritzke, Head of Tax-Exempt Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has managed or co-managed the Fund since its inception in 1994. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since May 2015.

The information in the Prospectus under “Fund Summary – BMO Tax-Free Money Market Fund – Management of the Fund – Portfolio Manager” is replaced with the following:

Portfolio Managers. Peter J. Arts, Boyd R. Eager, and Craig J. Mauermann co-manage the Fund. Mr. Arts, Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994 and has co-managed the Fund since May 2015. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 1996 and has co-managed the Fund since May 2015. Craig J. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has managed or co-managed the Fund since its inception in 2004.

The information regarding the BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, BMO Intermediate Tax-Free Fund, and BMO Tax-Free Money Market Fund in the Prospectus under “BMO Funds Information – Portfolio Managers” is replaced with the following:

John D. Boritzke and Craig J. Mauermann co-manage the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, and INTERMEDIATE TAX-FREE FUND. Both members of the team share investment decision making responsibilities with respect to the Funds. Mr. Boritzke, Head of Tax-Exempt Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983. He has co-managed the ULTRA SHORT TAX-FREE FUND and SHORT TAX-FREE FUND since May 2015 and managed or co-managed the INTERMEDIATE TAX-FREE FUND since its inception in 1994. He is a CFA Charterholder. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004. He has co-managed the ULTRA SHORT TAX-FREE FUND since its inception in 2009 and the SHORT TAX-FREE FUND and INTERMEDIATE TAX-FREE FUND since May 2015.

Peter J. Arts, Boyd R. Eager, and Craig J. Mauermann co-manage the TAX-FREE MONEY MARKET FUND. All members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts, Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994 and has co-managed the Fund since May 2015. Mr. Eager, a Director and a Senior Portfolio Manager of the Adviser, joined the Adviser in 1996 and has co-managed the Fund since May 2015. Craig J. Mauermann has managed or co-managed the Fund since its inception in September 2004. Mr. Mauermann’s biographical information is described above.

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at 1-800-236-FUND for additional information.

Please retain this supplement with your Prospectus for future reference.